Cover	Jul. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2025
Entity File Number	001-34719
Entity Registrant Name	S&W SEED COMPANY
Entity Central Index Key	0001477246
Entity Tax Identification Number	27-1275784
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2101 Ken Pratt Blvd
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Longmont
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80501
City Area Code	(720)
Local Phone Number	506-9191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SANW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable